STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Apr. 29, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 29, 2020	0	0
Net loss					(54,304,650)
Balance at Sep. 30, 2020					5,000,006
Balance at Apr. 29, 2020	$ 0	$ 0	0	0	0
Balance (in shares) at Apr. 29, 2020	0	0
Issuance of Class B common stock	$ 0	$ 5,175	19,825	0	25,000
Issuance of Class B common stock (in shares)		51,750,000
Sale of 207,000,000 Units, net of underwriting discounts and offering expenses	$ 20,700	$ 0	1,921,859,951	0	1,921,880,651
Sale of 207,000,000 Units, net of underwriting discounts and offering expenses (in shares)	207,000,000
Class A common stock subject to possible redemption	$ (18,534)	0	(1,853,419,236)	0	(1,853,437,770)
Class A common stock subject to possible redemption (in shares)	(185,343,777)
Net loss	$ 0	0	0	(63,467,875)	(63,467,875)
Balance at Dec. 31, 2020	$ 2,166	$ 5,175	68,460,540	(63,467,875)	5,000,006
Balance (in shares) at Dec. 31, 2020	21,656,223	51,750,000
Class A common stock subject to possible redemption	$ (2,166)		(68,460,540)	(148,099,524)	(216,562,230)
Class A common stock subject to possible redemption (in shares)	(21,656,223)
Net loss					(871,798,158)
Balance at Mar. 31, 2021	$ 0	$ 5,175	$ 0	$ (1,083,365,557)	$ (1,083,360,382)
Balance (in shares) at Mar. 31, 2021	0	51,750,000